Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Other Assets

	12/31/2022	12/31/2021

Employees loans (i)	6,356	638
Sundry advances	192	288
Advances to projects in progress (ii)	9,774	2,784
Other prepayments	155	365
Related parties receivables (iii)	253	265
Guarantee deposits (iv)	523	1,525
Sublease receivables	0	252
Others	293	87

	17,546	6,204

Current	16,481	4,193
Non-current	1,065	2,011

	17,546	6,204

(i)	Refers to amounts receivable from employees.
(ii)	Refers to costs incurred by projects related to funds administered by Vinci, that are initially paid by the Group and subsequently reimbursed.
(iii)	Refers to an intercompany transaction. See note 20 for more details.
(iv)	Refers to the security deposit of a lease.